INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

7. INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Intangible assets with indefinite lives:
Domain name	2,024	2,024
Insurance brokerage license, trademark and others	44,399	7,604
Intangible assets with finite lives:
Patents and trademark	131,480	132,697
Less: accumulated amortization	54,603	72,264
Intangible assets, net	123,300	70,061

During the year ended December 31, 2023, the Group has recorded RMB8,036 impairment loss on the insurance brokerage license. In August 2023, the Group disposed of such insurance brokerage license to a third party for a total cash consideration of RMB20,000 and recognized disposal loss of RMB9,345.

7. INTANGIBLE ASSETS, NET - CONTINUED

Amortization expenses for the intangible assets for the years ended December 31, 2021, 2022 and 2023, were RMB16,775, RMB17,212 and RMB17,661, respectively. Future amortization expenses relating to the existing intangible assets amounted to RMB17,617 for the next year, RMB14,295 for the second year, RMB9,097 for the third and fourth year, RMB8,659 for the fifth year and RMB1,668 thereafter.